Deferred Income Tax Assets and Liabilities (Details) - Schedule of reconciliation between tax expenses and the product - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciliation between tax expenses and the product [Abstract]
Accounting profit before income tax	S/ 85,898	S/ 194,353	S/ 116,141
At statutory income tax rate of 29.5%	(25,340)	(57,334)	(34,262)
Permanent differences
Non-deductible expenses, net	(1,596)	(4,181)	(6,546)
Effect of tax-loss carry forward non-recognized	(1,068)	(791)	(187)
At the effective income tax rate of 33% in 2020 (2019: 32% and 2018: 35%)	S/ (28,004)	S/ (62,306)	S/ (40,995)